Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	CPG VINTAGE ACCESS FUND VI, LLC
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001953146
Document Period End Date	Sep. 30, 2023